FAIR VALUE MEASUREMENTS - Narrative (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Redemption, notice period	12 months
Investments, at fair value	$ 326,798,278	$ 312,935,520
Investment, Identifier [Axis]: Invesco Stable Value Fund | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	7,847,469
Investment, Identifier [Axis]: PIMCO Stable Value Fund | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	488,883
NAV | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 268,290,280	$ 237,253,150